UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22602

COTTONWOOD MUTUAL FUNDS

(Exact name of registrant as specified in charter)

225 West Washington Street, 21st Floor

Chicago, Illinois 60606

(Address of principal executive offices)

 (Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

Registrant's telephone number, including area code: 312-564-5100

Date of fiscal year end: December 31

Date of reporting period: July 1, 2014 - June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Clifford Capital Partners Fund

AMERICAN INTERNATIONAL GROUP, INC.

Ticker Symbol:AIG	Cusip Number:026874-784
Record Date: 3/18/2015	Meeting Date: 5/13/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(A-M)	1A. ELECTION OF DIRECTOR: W. DON CORNWELL 1B. ELECTION OF DIRECTOR: PETER R. FISHER 1C. ELECTION OF DIRECTOR: JOHN H. FITZPATRICK 1D. ELECTION OF DIRECTOR: PETER D. HANCOCK 1E. ELECTION OF DIRECTOR: WILLIAM G. JURGENSEN 1F. ELECTION OF DIRECTOR: CHRISTOPHER S. LYNCH 1G. ELECTION OF DIRECTOR: GEORGE L. MILES, JR. 1H. ELECTION OF DIRECTOR: HENRY S. MILLER 1I. ELECTION OF DIRECTOR: ROBERT S. MILLER 1J. ELECTION OF DIRECTOR: SUZANNE NORA JOHNSON 1K. ELECTION OF DIRECTOR: RONALD A. RITTENMEYER 1L. ELECTION OF DIRECTOR: DOUGLAS M. STEENLAND 1M. ELECTION OF DIRECTOR: THERESA M. STONE	For	Issuer	For	With
2	TO VOTE, ON A NON-BINDING ADVISORY BASIS, TO APPROVE EXECUTIVE COMPENSATION.	For	Issuer	For	With
3	TO ACT UPON A PROPOSAL TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS AIG'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.	For	Issuer	For	With

AVON PRODUCTS, INC.

Ticker Symbol:AVP	Cusip Number:054303-102
Record Date: 3/18/2015	Meeting Date: 5/6/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(1-12)	DIRECTOR 1) DOUGLAS R. CONANT 2) W. DON CORNWELL 3) V. ANN HAILEY 4) NANCY KILLEFER 5) SUSAN J. KROPF 6) MARIA ELENA LAGOMASINO 7) SARA MATHEW 8) HELEN MCCLUSKEY 9) SHERI MCCOY 10) CHARLES H. NOSKI 11) GARY M. RODKIN 12) PAULA STERN	For	Issuer	For	With
2	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	For	Issuer	For	With
3	APPROVAL OF AMENDED AND RESTATED 2013 STOCK INCENTIVE PLAN.	For	Issuer	For	With
4	RATIFICATION OF THE APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With
5	SHAREHOLDER PROPOSAL ON PROXY ACCESS.	Against	Stockholder	Against	With

C.H. ROBINSON WORLDWIDE, INC.

Ticker Symbol:CHRW	Cusip Number:12541W-209
Record Date: 3/11/2015	Meeting Date: 5/7/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(a-i)	1A. ELECTION OF DIRECTOR: SCOTT P. ANDERSON 1B. ELECTION OF DIRECTOR: ROBERT EZRILOV 1C. ELECTION OF DIRECTOR: WAYNE M. FORTUN 1D. ELECTION OF DIRECTOR: MARY J. STEELE GUILFOILE 1E. ELECTION OF DIRECTOR: JODEE A. KOZLAK 1F. ELECTION OF DIRECTOR: REBECCA KOENIG ROLOFF 1G. ELECTION OF DIRECTOR: BRIAN P. SHORT 1H. ELECTION OF DIRECTOR: JAMES B. STAKE 1I. ELECTION OF DIRECTOR: JOHN P. WIEHOFF	For	Issuer	For	With
2	TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
3	TO APPROVE THE C.H. ROBINSON WORLDWIDE, INC. 2015 NON-EQUITY INCENTIVE PLAN.	For	Issuer	For	With
4	RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.	For	Issuer	For	With

CAREER EDUCATION CORPORATION

Ticker Symbol:CECO	Cusip Number:141665-109
Record Date: 3/23/2015	Meeting Date: 5/19/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(1-9)	1.1 ELECTION OF DIRECTOR: LOUIS E. CALDERA 1.2 ELECTION OF DIRECTOR: DENNIS H. CHOOKASZIAN 1.3 ELECTION OF DIRECTOR: DAVID W. DEVONSHIRE 1.4 ELECTION OF DIRECTOR: PATRICK W. GROSS 1.5 ELECTION OF DIRECTOR: GREGORY L. JACKSON 1.6 ELECTION OF DIRECTOR: THOMAS B. LALLY 1.7 ELECTION OF DIRECTOR: RONALD D. MCCRAY 1.8 ELECTION OF DIRECTOR: LESLIE T. THORNTON 1.9 ELECTION OF DIRECTOR: RICHARD D. WANG	For	Issuer	For	With
2	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION PAID BY THE COMPANY TO ITS NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
3	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2015.	For	Issuer	For	With

CISCO SYSTEMS, INC.

Ticker Symbol:CSCO	Cusip Number:17275R-102
Record Date: 9/22/2014	Meeting Date: 11/20/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(A-J)	1A. ELECTION OF DIRECTOR: CAROL A. BARTZ 1B. ELECTION OF DIRECTOR: M. MICHELE BURNS 1C. ELECTION OF DIRECTOR: MICHAEL D. CAPELLAS 1D. ELECTION OF DIRECTOR: JOHN T. CHAMBERS 1E. ELECTION OF DIRECTOR: BRIAN L. HALLA 1F. ELECTION OF DIRECTOR: DR. JOHN L. HENNESSY 1G. ELECTION OF DIRECTOR: DR. KRISTINA M. JOHNSON 1H. ELECTION OF DIRECTOR: RODERICK C. MCGEARY 1I. ELECTION OF DIRECTOR: ARUN SARIN 1J. ELECTION OF DIRECTOR: STEVEN M. WEST	For	Issuer	For	With
2	APPROVAL OF AMENDMENT AND RESTATEMENT OF THE EMPLOYEE STOCK PURCHASE PLAN.	For	Issuer	For	With
3	APPROVAL, ON AN ADVISORY BASIS, OF EXECUTIVE COMPENSATION.	For	Issuer	For	With
4	RATIFICATION OF PRICEWATERHOUSECOOPERS LLP AS CISCO'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL 2015.	For	Issuer	For	With
5	APPROVAL TO RECOMMEND THAT CISCO ESTABLISH A PUBLIC POLICY COMMITTEE OF THE BOARD.	Against	Issuer	Against	With
6	APPROVAL TO REQUEST THE BOARD TO AMEND CISCO'S GOVERNING DOCUMENTS TO ALLOW PROXY ACCESS FOR SPECIFIED CATEGORIES OF SHAREHOLDERS.	Against	Issuer	Against	With
7	APPROVAL TO REQUEST CISCO TO PROVIDE A SEMIANNUAL REPORT ON POLITICAL-RELATED CONTRIBUTIONS AND EXPENDITURES.	Against	Issuer	Against	With

CLOUD PEAK ENERGY INC.

Ticker Symbol:CLD	Cusip Number:18911Q-102
Record Date: 3/20/2015	Meeting Date: 5/13/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(A-B)	1A. COMPANY PROPOSAL-ELECTION OF DIRECTOR: COLIN MARSHALL 1B. COMPANY PROPOSAL-ELECTION OF DIRECTOR: STEVEN NANCE	For	Issuer	For	With
2	COMPANY PROPOSAL-TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2015 FISCAL YEAR.	For	Issuer	For	With
3	COMPANY PROPOSAL-TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS, AS DISCLOSED IN THE PROXY STATEMENT PURSUANT TO ITEM 402 OF REGULATION S-K PROMULGATED BY THE SECURITIES AND EXCHANGE COMMISSION.	For	Issuer	For	With
4	COMPANY PROPOSAL-TO APPROVE AN AMENDMENT TO THE CLOUD PEAK ENERGY INC. AMENDED AND RESTATED BYLAWS REGARDING PROXY ACCESS.	For	Issuer	For	With
5	STOCKHOLDER PROPOSAL-IF PROPERLY PRESENTED AT THE MEETING, TO CONSIDER AND VOTE ON A STOCKHOLDER PROPOSAL REGARDING PROXY ACCESS.	Against	Stockholder	Against	With

CONVERSANT, INC

Ticker Symbol:CNVR	Cusip Number:21249J-105
Record Date: 10/29/2014	Meeting Date: 12/9/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF SEPTEMBER 11, 2014, BY AND AMONG ALLIANCE DATA SYSTEMS CORPORATION, CONVERSANT, INC. AND AMBER SUB LLC, A WHOLLY OWNED SUBSIDIARY OF ALLIANCE DATA SYSTEMS CORPORATION.	For	Issuer	For	With
2	TO APPROVE, ON AN ADVISORY (NON-BINDING) BASIS, THE COMPENSATION THAT MAY BE PAID OR BECOME PAYABLE TO CONVERSANT, INC.'S NAMED EXECUTIVE OFFICERS THAT IS BASED ON OR OTHERWISE RELATES TO THE MERGER.	For	Issuer	For	With
3	TO APPROVE ONE OR MORE ADJOURNMENTS OF THE CONVERSANT, INC. SPECIAL MEETING, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IN FAVOR OF THE ABOVE PROPOSALS IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF SUCH ADJOURNMENT TO APPROVE SUCH PROPOSALS.	For	Issuer	For	With

DEVON ENERGY CORPORATION

Ticker Symbol:DVN	Cusip Number:25179M-103
Record Date: 4/6/2015	Meeting Date: 6/3/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(1-9)	DIRECTOR 1) BARBARA M. BAUMANN 2) JOHN E. BETHANCOURT 3) ROBERT H. HENRY 4) MICHAEL M. KANOVSKY 5) ROBERT A. MOSBACHER, JR 6) J. LARRY NICHOLS 7) DUANE C. RADTKE 8) MARY P. RICCIARDELLO 9) JOHN RICHELS	For	Issuer	For	With
2	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	For	Issuer	For	With
3	RATIFY THE APPOINTMENT OF THE COMPANY'S INDEPENDENT AUDITORS FOR 2015.	For	Issuer	For	With
4	ADOPTION OF THE DEVON ENERGY CORPORATION 2015 LONG-TERM INCENTIVE PLAN.	For	Issuer	For	With
5	ADOPTION OF PROXY ACCESS BYLAW.	Against	Stockholder	Against	With
6	REPORT ON LOBBYING ACTIVITIES RELATED TO ENERGY POLICY AND CLIMATE CHANGE.	Against	Stockholder	Against	With
7	REPORT DISCLOSING LOBBYING POLICY AND ACTIVITY.	Against	Stockholder	Against	With
8	REPORT ON PLANS TO ADDRESS CLIMATE CHANGE.	Against	Stockholder	Against	With

DOLBY LABORATORIES, INC.

Ticker Symbol:DLB	Cusip Number:25659T-107
Record Date: 12/10/2014	Meeting Date: 2/3/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(1-9)	DIRECTOR 1) KEVIN YEAMAN 2) PETER GOTCHER 3) MICHELINE CHAU 4) DAVID DOLBY 5) NICHOLAS DONATIELLO, JR 6) BILL JASPER 7) SIMON SEGARS 8) ROGER SIBONI 9) AVADIS TEVANIAN, JR.	For	Issuer	For	With
2	THE AMENDMENT AND RESTATEMENT OF THE DOLBY LABORATORIES, INC. 2005 STOCK PLAN.	For	Issuer	For	With
3	AN ADVISORY VOTE TO APPROVE THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
4	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING SEPTEMBER 25, 2015.	For	Issuer	For	With

EBAY INC.

Ticker Symbol:EBAY	Cusip Number:278642-103
Record Date: 3/18/2015	Meeting Date: 5/1/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(A-O)	1A. ELECTION OF DIRECTOR: FRED D. ANDERSON 1B. ELECTION OF DIRECTOR: ANTHONY J. BATES 1C. ELECTION OF DIRECTOR: EDWARD W. BARNHOLT 1D. ELECTION OF DIRECTOR: JONATHAN CHRISTODORO 1E. ELECTION OF DIRECTOR: SCOTT D. COOK 1F. ELECTION OF DIRECTOR: JOHN J. DONAHOE 1G. ELECTION OF DIRECTOR: DAVID W. DORMAN 1H. ELECTION OF DIRECTOR: BONNIE S. HAMMER 1I. ELECTION OF DIRECTOR: GAIL J. MCGOVERN 1J. ELECTION OF DIRECTOR: KATHLEEN C. MITIC 1K. ELECTION OF DIRECTOR: DAVID M. MOFFETT 1L. ELECTION OF DIRECTOR: PIERRE M. OMIDYAR 1M. ELECTION OF DIRECTOR: THOMAS J. TIERNEY 1N. ELECTION OF DIRECTOR: PERRY M. TRAQUINA 1O. ELECTION OF DIRECTOR: FRANK D. YEARY	For	Issuer	For	With
2	TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
3	TO APPROVE THE MATERIAL TERMS, INCLUDING THE PERFORMANCE GOALS, OF THE AMENDMENT AND RESTATEMENT OF THE EBAY INCENTIVE PLAN.	For	Issuer	For	With
4	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT AUDITORS FOR OUR FISCAL YEAR ENDING DECEMBER 31, 2015.	For	Issuer	For	With
5	TO CONSIDER A STOCKHOLDER PROPOSAL REGARDING STOCKHOLDER ACTION BY WRITTEN CONSENT WITHOUT A MEETING, IF PROPERLY PRESENTED BEFORE THE MEETING.	Against	Stockholder	Against	With
6	TO CONSIDER A STOCKHOLDER PROPOSAL REGARDING STOCKHOLDER PROXY ACCESS, IF PROPERLY PRESENTED BEFORE THE MEETING.	Against	Stockholder	Against	With
7	TO CONSIDER A STOCKHOLDER PROPOSAL REGARDING GENDER PAY, IF PROPERLY PRESENTED BEFORE THE MEETING.	Against	Stockholder	Against	With

EXELON CORPORATION

Ticker Symbol:EXC	Cusip Number:30161N-101
Record Date: 3/10/2015	Meeting Date: 4/28/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(A-M)	1A. ELECTION OF DIRECTOR: ANTHONY K. ANDERSON 1B. ELECTION OF DIRECTOR: ANN C. BERZIN 1C. ELECTION OF DIRECTOR: JOHN A. CANNING, JR. 1D. ELECTION OF DIRECTOR: CHRISTOPHER M. CRANE 1E. ELECTION OF DIRECTOR: YVES C. DE BALMANN 1F. ELECTION OF DIRECTOR: NICHOLAS DEBENEDICTIS 1G. ELECTION OF DIRECTOR: PAUL L. JOSKOW 1H. ELECTION OF DIRECTOR: ROBERT J. LAWLESS 1I. ELECTION OF DIRECTOR: RICHARD W. MIES 1J. ELECTION OF DIRECTOR: WILLIAM C. RICHARDSON 1K. ELECTION OF DIRECTOR: JOHN W. ROGERS, JR. 1L. ELECTION OF DIRECTOR: MAYO A. SHATTUCK III 1M. ELECTION OF DIRECTOR: STEPHEN D. STEINOUR	For	Issuer	For	With
2	THE RATIFICATION OF PRICEWATERHOUSECOOPERS LLP AS EXELON'S INDEPENDENT AUDITOR FOR 2015.	For	Issuer	For	With
3	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	For	Issuer	For	With
4	APPROVE PERFORMANCE MEASURES IN THE 2011 LONG-TERM INCENTIVE PLAN.	For	Issuer	For	With
5	MANAGEMENT PROPOSAL REGARDING PROXY ACCESS.	For	Issuer	For	With
6	SHAREHOLDER PROPOSAL REGARDING PROXY ACCESS.	Against	Stockholder	Against	With

EXXON MOBIL CORPORATION

Ticker Symbol:XOM	Cusip Number:30231G-102
Record Date: 4/7/2015	Meeting Date: 5/27/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(1-12)	DIRECTOR 1) M.J. BOSKIN 2) P. BRABECK-LETMATHE 3) U.M. BURNS 4) L.R. FAULKNER 5) J.S. FISHMAN 6) H.H. FORE 7) K.C. FRAZIER 8) D.R. OBERHELMAN 9) S.J. PALMISANO 10) S.S REINEMUND 11) R.W. TILLERSON 12) W.C. WELDON	For	Issuer	For	With
10	GREENHOUSE GAS EMISSIONS GOALS (PAGE 70)	Against	Stockholder	Against	With
11	REPORT ON HYDRAULIC FRACTURING (PAGE 72)	Against	Stockholder	Against	With
2	RATIFICATION OF INDEPENDENT AUDITORS (PAGE 60)	For	Issuer	For	With
3	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION (PAGE 61)	For	Issuer	For	With
4	INDEPENDENT CHAIRMAN (PAGE 63)	Against	Stockholder	Against	With
5	PROXY ACCESS BYLAW (PAGE 64)	Against	Stockholder	Against	With
6	CLIMATE EXPERT ON BOARD (PAGE 66)	Against	Stockholder	Against	With
7	BOARD QUOTA FOR WOMEN (PAGE 67)	Against	Stockholder	Against	With
8	REPORT ON COMPENSATION FOR WOMEN (PAGE 68)	Against	Stockholder	Against	With
9	REPORT ON LOBBYING (PAGE 69)	Against	Stockholder	Against	With

HANCOCK HOLDING COMPANY

Ticker Symbol:HBHC	Cusip Number:410120-109
Record Date: 3/2/2015	Meeting Date: 4/28/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) JOHN M. HAIRSTON 2) JAMES H. HORNE 3) JERRY L. LEVENS 4) CHRISTINE L. PICKERING	For	Issuer	For	With
2	TO HOLD AN ADVISORY VOTE ON THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
3	TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM TO AUDIT THE BOOKS OF THE COMPANY AND ITS SUBSIDIARIES FOR 2015.	For	Issuer	For	With

JOHNSON & JOHNSON

Ticker Symbol:JNJ	Cusip Number:478160-104
Record Date: 2/24/2015	Meeting Date: 4/23/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(A-K)	1A. ELECTION OF DIRECTOR: MARY SUE COLEMAN 1B. ELECTION OF DIRECTOR: D. SCOTT DAVIS 1C. ELECTION OF DIRECTOR: IAN E.L. DAVIS 1D. ELECTION OF DIRECTOR: ALEX GORSKY 1E. ELECTION OF DIRECTOR: SUSAN L. LINDQUIST 1F. ELECTION OF DIRECTOR: MARK B. MCCLELLAN 1G. ELECTION OF DIRECTOR: ANNE M. MULCAHY 1H. ELECTION OF DIRECTOR: WILLIAM D. PEREZ 1I. ELECTION OF DIRECTOR: CHARLES PRINCE 1J. ELECTION OF DIRECTOR: A. EUGENE WASHINGTON 1K. ELECTION OF DIRECTOR: RONALD A. WILLIAMS	For	Issuer	For	With
2	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION	For	Issuer	For	With
3	RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015	For	Issuer	For	With
4	SHAREHOLDER PROPOSAL - COMMON SENSE POLICY REGARDING OVEREXTENDED DIRECTORS	Against	Stockholder	Against	With
5	SHAREHOLDER PROPOSAL - ALIGNMENT BETWEEN CORPORATE VALUES AND POLITICAL CONTRIBUTIONS	Against	Stockholder	Against	With
6	SHAREHOLDER PROPOSAL - INDEPENDENT BOARD CHAIRMAN	Against	Stockholder	Against	With

LANDAUER, INC.

Ticker Symbol:LDR	Cusip Number:51476K-103
Record Date: 2/2/2015	Meeting Date: 3/6/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(a-b)	ELECTION OF DIRECTOR: STEPHEN C. MITCHELL ELECTION OF DIRECTOR: THOMAS M. WHITE	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2015.	For	Issuer	For	With
3	TO APPROVE AN AMENDMENT TO THE CERTIFICATE OF INCORPORATION OF LANDAUER, INC. TO DECLASSIFY THE BOARD OF DIRECTORS.	For	Issuer	For	With
4	TO APPROVE, BY NON-BINDING ADVISORY VOTE, EXECUTIVE COMPENSATION.	For	Issuer	For	With

LINEAR TECHNOLOGY CORPORATION

Ticker Symbol:LLTC	Cusip Number:535678-106
Record Date: 9/8/2014	Meeting Date: 11/5/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(A-G)	1A. ELECTION OF DIRECTOR: ROBERT H. SWANSON, JR. 1B. ELECTION OF DIRECTOR: LOTHAR MAIER 1C. ELECTION OF DIRECTOR: ARTHUR C. AGNOS 1D. ELECTION OF DIRECTOR: JOHN J. GORDON 1E. ELECTION OF DIRECTOR: DAVID S. LEE 1F. ELECTION OF DIRECTOR: RICHARD M. MOLEY 1G. ELECTION OF DIRECTOR: THOMAS S. VOLPE	For	Issuer	For	With
2	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	For	Issuer	For	With
3	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING JUNE 28, 2015.	For	Issuer	For	With
4	RE-APPROVAL OF THE EXECUTIVE BONUS PLAN.	For	Issuer	For	With
5	NON-BINDING STOCKHOLDER PROPOSAL REGARDING DIRECTOR ELECTION MAJORITY VOTE STANDARD.	Against	Issuer	Against	With

LUMOS NETWORKS CORP.

Ticker Symbol:LMOS	Cusip Number:550283-105
Record Date: 3/13/2015	Meeting Date: 5/5/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(01-09)	1.1 ELECTION OF DIRECTOR: TIMOTHY G. BILTZ 1.2 ELECTION OF DIRECTOR: ROBERT E. GUTH 1.3 ELECTION OF DIRECTOR: JULIA B. NORTH 1.4 ELECTION OF DIRECTOR: MICHAEL K. ROBINSON 1.5 ELECTION OF DIRECTOR: BRIAN C. ROSENBERG 1.6 ELECTION OF DIRECTOR: MICHAEL T. SICOLI 1.7 ELECTION OF DIRECTOR: JERRY E. VAUGHN	For	Issuer	For	With
2	APPROVAL OF A NON-BINDING ADVISORY RESOLUTION APPROVING THE COMPENSATION OF LUMOS NETWORKS' NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
3	RATIFICATION OF THE APPOINTMENT OF KPMG LLP BY THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS TO SERVE AS LUMOS NETWORKS' INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.	For	Issuer	For	With

MASTERCARD INCORPORATED

Ticker Symbol:MA	Cusip Number:57636Q-104
Record Date: 4/15/2015	Meeting Date: 6/9/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(a-m)	1A. ELECTION OF DIRECTOR: RICHARD HAYTHORNTHWAITE 1B. ELECTION OF DIRECTOR: AJAY BANGA 1C. ELECTION OF DIRECTOR: SILVIO BARZI 1D. ELECTION OF DIRECTOR: DAVID R. CARLUCCI 1E. ELECTION OF DIRECTOR: STEVEN J. FREIBERG 1F. ELECTION OF DIRECTOR: JULIUS GENACHOWSKI 1G. ELECTION OF DIRECTOR: MERIT E. JANOW 1H. ELECTION OF DIRECTOR: NANCY J. KARCH 1I. ELECTION OF DIRECTOR: MARC OLIVIE 1J. ELECTION OF DIRECTOR: RIMA QURESHI 1K. ELECTION OF DIRECTOR: JOSE OCTAVIO REYES LAGUNES 1L. ELECTION OF DIRECTOR: JACKSON P. TAI 1M. ELECTION OF DIRECTOR: EDWARD SUNING TIAN	For	Issuer	For	With
2	ADVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION	For	Issuer	For	With
3	APPROVAL OF THE AMENDED AND RESTATED SENIOR EXECUTIVE ANNUAL INCENTIVE COMPENSATION PLAN	For	Issuer	For	With
4	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR 2015	For	Issuer	For	With

MEDTRONIC, INC.

Ticker Symbol:MDT	Cusip Number:585055-106
Record Date: 6/23/2014	Meeting Date: 8/21/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(1-9)	DIRECTOR 1) RICHARD H. ANDERSON 2) SCOTT C. DONNELLY 3) OMAR ISHRAK 4) SHIRLEY ANN JACKSON PHD 5) MICHAEL O. LEAVITT 6) JAMES T. LENEHAN 7) DENISE M. O'LEARY 8) KENDALL J. POWELL 9) ROBERT C. POZEN 10) PREETHA REDDY	For	Issuer	For	With
2	TO RATIFY APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS MEDTRONIC'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2015.	For	Issuer	For	With
3	TO APPROVE, IN A NON-BINDING ADVISORY VOTE, NAMED EXECUTIVE OFFICER COMPENSATION (A "SAY-ON-PAY" VOTE).	For	Issuer	For	With
4	TO APPROVE THE MEDTRONIC, INC. 2014 EMPLOYEES STOCK PURCHASE PLAN.	For	Issuer	For	With
5	TO AMEND AND RESTATE THE COMPANY'S ARTICLES OF INCORPORATION TO PROVIDE THAT DIRECTORS WILL BE ELECTED BY A MAJORITY VOTE IN UNCONTESTED ELECTIONS.	For	Issuer	For	With
6	TO AMEND AND RESTATE THE COMPANY'S ARTICLES OF INCORPORATION TO ALLOW CHANGES TO THE SIZE OF THE BOARD OF DIRECTORS UPON THE AFFIRMATIVE VOTE OF A SIMPLE MAJORITY OF SHARES.	For	Issuer	For	With
7	TO AMEND AND RESTATE THE COMPANY'S ARTICLES OF INCORPORATION TO ALLOW REMOVAL OF A DIRECTOR UPON THE AFFIRMATIVE VOTE OF A SIMPLE MAJORITY OF SHARES.	For	Issuer	For	With
8	TO AMEND AND RESTATE THE COMPANY'S ARTICLES OF INCORPORATION TO ALLOW AMENDMENTS TO SECTION 5.3 OF ARTICLE 5 UPON THE AFFIRMATIVE VOTE OF A SIMPLE MAJORITY OF SHARES.	For	Issuer	For	With

MEDTRONIC, INC.

Ticker Symbol:MDT	Cusip Number:585055-106
Record Date: 11/18/2014	Meeting Date: 1/6/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO ADOPT THE PLAN OF MERGER CONTAINED IN THE TRANSACTION AGREEMENT, DATED AS OF JUNE 15, 2014, AMONG MEDTRONIC, INC., COVIDIEN PLC, MEDTRONIC HOLDINGS LIMITED (FORMERLY KNOWN AS KALANI I LIMITED), MAKANI II LIMITED, AVIATION ACQUISITION CO., INC. AND AVIATION MERGER SUB, LLC AND APPROVE THE REVISED MEMORANDUM AND ARTICLES OF ASSOCIATION OF NEW MEDTRONIC.	For	Issuer	For	With
2	TO APPROVE THE REDUCTION OF THE SHARE PREMIUM ACCOUNT OF MEDTRONIC HOLDINGS LIMITED TO ALLOW FOR THE CREATION OF DISTRIBUTABLE RESERVES OF MEDTRONIC HOLDINGS LIMITED.	For	Issuer	For	With
3	TO APPROVE, ON A NON-BINDING ADVISORY BASIS, SPECIFIED COMPENSATORY ARRANGEMENTS BETWEEN MEDTRONIC, INC. AND ITS NAMED EXECUTIVE OFFICERS RELATING TO THE TRANSACTION.	For	Issuer	For	With
4	TO APPROVE ANY MOTION TO ADJOURN THE MEDTRONIC, INC. SPECIAL MEETING TO ANOTHER TIME OR PLACE IF NECESSARY OR APPROPRIATE (I) TO SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE MEDTRONIC, INC. SPECIAL MEETING TO ADOPT THE PLAN OF MERGER CONTAINED IN THE TRANSACTION AGREEMENT AND APPROVE THE REVISED MEMORANDUM AND ARTICLES OF ASSOCIATION OF MEDTRONIC HOLDINGS LIMITED, (II) TO PROVIDE TO MEDTRONIC, INC. SHAREHOLDERS IN ADVANCE OF THE MEDTRONIC, INC. SPECIAL MEETING ... (DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL)	For	Issuer	For	With

MICROSOFT CORPORATION

Ticker Symbol:MSFT	Cusip Number:594918-104
Record Date: 9/30/2014	Meeting Date: 12/3/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(A-J)	1A. ELECTION OF DIRECTOR: WILLIAM H. GATES III 1B. ELECTION OF DIRECTOR: MARIA M. KLAWE 1C. ELECTION OF DIRECTOR: TERI L. LIST-STOLL 1D. ELECTION OF DIRECTOR: G. MASON MORFIT 1E. ELECTION OF DIRECTOR: SATYA NADELLA 1F. ELECTION OF DIRECTOR: CHARLES H. NOSKI 1G. ELECTION OF DIRECTOR: HELMUT PANKE 1H. ELECTION OF DIRECTOR: CHARLES W. SCHARF 1I. ELECTION OF DIRECTOR: JOHN W. STANTON 1J. ELECTION OF DIRECTOR: JOHN W. THOMPSON	For	Issuer	For	With
2	ADVISORY VOTE ON EXECUTIVE COMPENSATION	For	Issuer	For	With
3	RATIFICATION OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT AUDITOR FOR FISCAL YEAR 2015	For	Issuer	For	With
4	SHAREHOLDER PROPOSAL - PROXY ACCESS FOR SHAREHOLDERS	Against	Issuer	Against	With

NORTHERN TRUST CORPORATION

Ticker Symbol:NTRS	Cusip Number:665859-104
Record Date: 2/23/2015	Meeting Date: 4/21/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(A-K)	1A. ELECTION OF DIRECTOR: LINDA WALKER BYNOE 1B. ELECTION OF DIRECTOR: SUSAN CROWN 1C. ELECTION OF DIRECTOR: DEAN M. HARRISON 1D. ELECTION OF DIRECTOR: DIPAK C. JAIN 1E. ELECTION OF DIRECTOR: JOSE LUIS PRADO 1F. ELECTION OF DIRECTOR: JOHN W. ROWE 1G. ELECTION OF DIRECTOR: MARTIN P. SLARK 1H. ELECTION OF DIRECTOR: DAVID H.B. SMITH, JR. 1I. ELECTION OF DIRECTOR: DONALD THOMPSON 1J. ELECTION OF DIRECTOR: CHARLES A. TRIBBETT III 1K. ELECTION OF DIRECTOR: FREDERICK H. WADDELL	For	Issuer	For	With
2	APPROVAL, BY AN ADVISORY VOTE, OF THE 2014 COMPENSATION OF THE CORPORATION'S NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
3	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE CORPORATION'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.	For	Issuer	For	With
4	STOCKHOLDER PROPOSAL REGARDING ADDITIONAL DISCLOSURE OF POLITICAL AND LOBBYING CONTRIBUTIONS, IF PROPERLY PRESENTED AT THE ANNUAL MEETING.	Against	Stockholder	Against	With

ORANGE

Ticker Symbol:ORAN	Cusip Number:684060-106
Record Date: 4/24/2015	Meeting Date: 5/27/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-30	1 APPROVAL OF THE ANNUAL FINANCIAL STATEMENTS FOR THE FISCAL YEAR ENDED DECEMBER 31, 2014 2 APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE FISCAL YEAR ENDED DECEMBER 31, 2014 3 ALLOCATION OF THE INCOME AND DECISION ON THE DIVIDEND AMOUNT 4 AGREEMENTS REFERRED TO IN ARTICLE L. 225-38 OF THE FRENCH COMMERCIAL CODE 5 RATIFICATION OF A DIRECTOR'S APPOINTMENT 6 RENEWAL OF DIRECTOR 7 RENEWAL OF DIRECTOR 8 RENEWAL OF DIRECTOR 9 RENEWAL OF DIRECTOR 10 APPOINTMENT OF A DIRECTOR 11 RENEWAL OF AUDITOR 12 RENEWAL OF AUDITOR 13 APPOINTMENT OF AUDITOR 14 APPOINTMENT OF AUDITOR 15 ADVISORY OPINION ON THE INDIVIDUAL COMPENSATION OF THE CORPORATE OFFICER 16 ADVISORY OPINION ON THE INDIVIDUAL COMPENSATION OF THE CORPORATE OFFICER 17 AUTHORIZATION TO BE GRANTED TO THE BOARD OF DIRECTORS TO PURCHASE OR TRANSFER SHARES OF THE COMPANY 18 AMENDMENT TO POINT 1 OF ARTICLE 21 OF THE BYLAWS, SHAREHOLDERS' MEETINGS; ALIGNMENT OF THE BYLAWS WITH THE NEW REGULATORY PROVISIONS OF DECREE NO. 2014-1466 OF DECEMBER 8, 2014 19 DELEGATION OF AUTHORITY TO THE BOARD OF DIRECTORS TO ISSUE SHARES IN THE COMPANY AND COMPLEX SECURITIES, WITH SHAREHOLDER PREFERENTIAL SUBSCRIPTION RIGHTS 20 DELEGATION OF AUTHORITY TO THE BOARD OF DIRECTORS TO ISSUE SHARES IN THE COMPANY AND COMPLEX SECURITIES, WITHOUT SHAREHOLDER PREFERENTIAL SUBSCRIPTION RIGHTS 21 DELEGATION OF AUTHORITY TO THE BOARD OF DIRECTORS TO ISSUE SHARES IN THE COMPANY AND COMPLEX SECURITIES, WITHOUT SHAREHOLDER PREFERENTIAL SUBSCRIPTION RIGHTS, AS PART OF AN OFFER PROVIDED FOR IN SECTION II OF ARTICLE L. 411-2 OF THE FRENCH MONETARY AND FINANCIAL CODE (CODE MONETAIRE ET FINANCIER) 22 AUTHORIZATION TO THE BOARD OF DIRECTORS TO INCREASE THE NUMBER OF ISSUABLE SECURITIES, IN THE EVENT OF A SECURITY ISSUANCE 23 DELEGATION OF AUTHORITY TO THE BOARD OF DIRECTORS TO ISSUE SHARES AND SECURITIES GIVING ACCESS TO SHARES, WITHOUT SHAREHOLDER PREFERENTIAL SUBSCRIPTION RIGHTS, IN THE EVENT OF A PUBLIC EXCHANGE OFFER INITIATED BY THE COMPANY 24 DELEGATION OF POWERS TO THE BOARD OF DIRECTORS TO ISSUE SHARES AND COMPLEX SECURITIES, WITHOUT SHAREHOLDER PREFERENTIAL SUBSCRIPTION RIGHTS, IN ORDER TO COMPENSATE CONTRIBUTIONS IN KIND GRANTED TO THE COMPANY AND COMPRISED OF SHARES OR SECURITIES GIVING ACCESS TO SHARE CAPITAL 25 OVERALL LIMIT OF AUTHORIZATIONS 26 DELEGATION OF AUTHORITY TO THE BOARD OF DIRECTORS TO INCREASE THE COMPANY'S CAPITAL BY CAPITALIZATION OF RESERVES, PROFITS OR PREMIUMS 27 DELEGATION OF AUTHORITY TO THE BOARD OF DIRECTORS TO ISSUE SHARES OR COMPLEX SECURITIES, RESERVED FOR MEMBERS OF COMPANY SAVINGS PLANS WITHOUT SHAREHOLDER PREFERENTIAL SUBSCRIPTION RIGHTS 28 AUTHORIZATION TO THE BOARD OF DIRECTORS TO REDUCE THE SHARE CAPITAL THROUGH THE CANCELLATION OF SHARES 29 AMENDMENT TO ARTICLE 26 OF THE BYLAWS, OPTION FOR THE PAYMENT OF INTERIM DIVIDENDS EITHER IN CASH AND/OR IN SHARES 30 POWERS FOR FORMALITIES	For	Issuer	For	With
A	AMENDMENT TO THE THIRD RESOLUTION - ALLOCATION OF INCOME FOR THE FISCAL YEAR ENDED DECEMBER 31, 2014, AS STATED IN THE ANNUAL FINANCIAL STATEMENTS [ORDINARY]	Against	Stockholder	Against	With
B	OPTION FOR THE PAYMENT IN SHARES OF THE BALANCE OF THE DIVIDEND TO BE PAID [ORDINARY]	Against	Stockholder	Against	With
C	SHARES RESERVED FOR MEMBERS OF COMPANY SAVINGS PLANS IN CASE OF FURTHER SHARES SALE BY THE FRENCH STATE, DIRECTLY OR INDIRECTLY [ORDINARY]	Against	Stockholder	Against	With
D	AMENDMENT TO POINT 1 OF ARTICLE 11 OF THE BYLAWS - RIGHTS AND OBLIGATIONS ATTACHED TO THE SHARES [EXTRAORDINARY]	Against	Stockholder	Against	With
E	AMENDMENTS OR NEW RESOLUTIONS PROPOSED AT THE MEETING IF YOU CAST YOUR VOTE IN FAVOR OF RESOLUTION E, YOU ARE GIVING DISCRETION TO THE CHAIRMAN OF THE MEETING TO VOTE FOR OR AGAINST ANY AMENDMENTS OR NEW RESOLUTIONS THAT MAY BE PROPOSED	Abstained	Stockholder	N/A	With

PEPSICO, INC.

Ticker Symbol:PEP	Cusip Number:713448-108
Record Date: 2/27/2015	Meeting Date: 5/6/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(a-n)	1A. ELECTION OF DIRECTOR: SHONA L. BROWN 1B. ELECTION OF DIRECTOR: GEORGE W. BUCKLEY 1C. ELECTION OF DIRECTOR: IAN M. COOK 1D. ELECTION OF DIRECTOR: DINA DUBLON 1E. ELECTION OF DIRECTOR: RONA A. FAIRHEAD 1F. ELECTION OF DIRECTOR: RICHARD W. FISHER 1G. ELECTION OF DIRECTOR: ALBERTO IBARGUEN 1H. ELECTION OF DIRECTOR: WILLIAM R. JOHNSON 1I. ELECTION OF DIRECTOR: INDRA K. NOOYI 1J. ELECTION OF DIRECTOR: DAVID C. PAGE 1K. ELECTION OF DIRECTOR: ROBERT C. POHLAD 1L. ELECTION OF DIRECTOR: LLOYD G. TROTTER 1M. ELECTION OF DIRECTOR: DANIEL VASELLA 1N. ELECTION OF DIRECTOR: ALBERTO WEISSER	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR FISCAL YEAR 2015.	For	Issuer	For	With
3	ADVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION.	For	Issuer	For	With
4	ESTABLISH BOARD COMMITTEE ON SUSTAINABILITY.	Against	Stockholder	Against	With
5	POLICY REGARDING LIMIT ON ACCELERATED VESTING OF EQUITY AWARDS.	Against	Stockholder	Against	With
6	REPORT ON MINIMIZING IMPACTS OF NEONICS.	Against	Stockholder	Against	With

QUALITY SYSTEMS, INC.

Ticker Symbol:QSII	Cusip Number:747582104
Record Date: 6/16/2014	Meeting Date: 8/11/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (01-09)	DIRECTOR 1) STEVEN T. PLOCHOCKI 2) CRAIG A. BARBAROSH 3) GEORGE H. BRISTOL 4) JAMES C. MALONE 5) JEFFREY H. MARGOLIS 6) MORRIS PANNER 7) D. RUSSELL PFLUEGER 8) SHELDON RAZIN 9) LANCE E. ROSENZWEIG	For	Issuer	For	With
2	ADVISORY VOTE TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
3	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING MARCH 31, 2015.	For	Issuer	For	With
4	APPROVAL OF THE QUALITY SYSTEMS, INC. 2014 EMPLOYEE SHARE PURCHASE PLAN.	For	Issuer	For	With

TARGET CORPORATION

Ticker Symbol:TGT	Cusip Number:87612E-106
Record Date: 4/13/2015	Meeting Date: 6/10/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(a-j)	1A. ELECTION OF DIRECTOR: ROXANNE S. AUSTIN 1B. ELECTION OF DIRECTOR: DOUGLAS M. BAKER, JR. 1C. ELECTION OF DIRECTOR: BRIAN C. CORNELL 1D. ELECTION OF DIRECTOR: CALVIN DARDEN 1E. ELECTION OF DIRECTOR: HENRIQUE DE CASTRO 1F. ELECTION OF DIRECTOR: MARY E. MINNICK 1G. ELECTION OF DIRECTOR: ANNE M. MULCAHY 1H. ELECTION OF DIRECTOR: DERICA W. RICE 1I. ELECTION OF DIRECTOR: KENNETH L. SALAZAR 1J. ELECTION OF DIRECTOR: JOHN G. STUMPF	For	Issuer	For	With
2	COMPANY PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With
3	COMPANY PROPOSAL TO APPROVE, ON AN ADVISORY BASIS, OUR EXECUTIVE COMPENSATION ("SAY-ON-PAY").	For	Issuer	For	With
4	COMPANY PROPOSAL TO APPROVE THE AMENDED AND RESTATED TARGET CORPORATION 2011 LONG-TERM INCENTIVE PLAN.	For	Issuer	For	With
5	SHAREHOLDER PROPOSAL TO ADOPT A POLICY FOR AN INDEPENDENT CHAIRMAN.	Against	Stockholder	Against	With
6	SHAREHOLDER PROPOSAL TO ADOPT A POLICY PROHIBITING DISCRIMINATION "AGAINST" OR "FOR" PERSONS.	Against	Stockholder	Against	With

TEVA PHARMACEUTICAL INDUSTRIES

Ticker Symbol:TEVA	Cusip Number:881624209
Record Date: 6/23/2014	Meeting Date: 7/30/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	TO APPOINT DAN PROPPER AS DIRECTOR, TO SERVE UNTIL THE 2017 ANNUAL MEETING OF SHAREHOLDERS.	For	Issuer	For	With
1B	TO APPOINT ORY SLONIM AS DIRECTOR, TO SERVE UNTIL THE 2017 ANNUAL MEETING OF SHAREHOLDERS.	For	Issuer	For	With
2A	TO APPOINT MR. JOSEPH (YOSSI) NITZANI TO SERVE AS A STATUTORY INDEPENDENT DIRECTOR FOR AN ADDITIONAL TERM OF THREE YEARS, FOLLOWING THE EXPIRATION OF HIS SECOND TERM OF SERVICE ON SEPTEMBER 25, 2014, AND TO APPROVE HIS REMUNERATION AND BENEFITS.	For	Issuer	For	With
2B	TO APPOINT MR. JEAN-MICHEL HALFON TO SERVE AS A STATUTORY INDEPENDENT DIRECTOR FOR A TERM OF THREE YEARS, COMMENCING FOLLOWING MEETING, AND TO APPROVE HIS REMUNERATION & BENEFITS.	For	Issuer	For	With
3A	TO APPROVE THE ANNUAL CASH BONUS OBJECTIVES FOR THE COMPANY'S PRESIDENT & CHIEF EXECUTIVE OFFICER FOR 2014 AND GOING FORWARD.	For	Issuer	For	With
3B	TO APPROVE ANNUAL EQUITY AWARDS FOR THE COMPANY'S PRESIDENT AND CHIEF EXECUTIVE OFFICER FOR EACH YEAR COMMENCING IN 2015.	For	Issuer	For	With
4	TO APPROVE THE PURCHASE OF DIRECTORS' AND OFFICERS' LIABILITY INSURANCE WITH ANNUAL COVERAGE OF UP TO $600 MILLION.	For	Issuer	For	With
5	TO APPOINT KESSELMAN & KESSELMAN, A MEMBER OF PRICEWATERHOUSECOOPERS INTERNATIONAL LTD., AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM UNTIL THE 2015 ANNUAL MEETING OF SHAREHOLDERS.	For	Issuer	For	With

THE DUN & BRADSTREET CORPORATION

Ticker Symbol:DNB	Cusip Number:26483E-100
Record Date: 3/11/2015	Meeting Date: 5/6/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(A-I)	1A. ELECTION OF DIRECTOR: ROBERT P. CARRIGAN 1B. ELECTION OF DIRECTOR: CHRISTOPHER J. COUGHLIN 1C. ELECTION OF DIRECTOR: L. GORDON CROVITZ 1D. ELECTION OF DIRECTOR: JAMES N. FERNANDEZ 1E. ELECTION OF DIRECTOR: PAUL R. GARCIA 1F. ELECTION OF DIRECTOR: ANASTASSIA LAUTERBACH 1G. ELECTION OF DIRECTOR: THOMAS J. MANNING 1H. ELECTION OF DIRECTOR: SANDRA E. PETERSON 1I. ELECTION OF DIRECTOR: JUDITH A. REINSDORF	For	Issuer	For	With
2	RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FORSAL). 2015.	For	Issuer	For	With
3	ADVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION (SAY ON PAY).	For	Issuer	For	With
4	APPROVAL OF THE DUN & BRADSTREET CORPORATION 2015 EMPLOYEE STOCK PURCHASE PLAN.	For	Issuer	For	With
5	APPROVAL OF AMENDMENTS TO THE COMPANY'S CERTIFICATE OF INCORPORATION AND BY-LAWS TO REDUCE THE AGGREGATE OWNERSHIPSAL). PERCENTAGE REQUIRED FOR HOLDERS OF THE COMPANY'S COMMON STOCK TO CALL SPECIAL MEETINGS FROM 40% TO 25%.	For	Issuer	For	With
6	VOTE ON A SHAREHOLDER PROPOSAL REQUESTING THE BOARD TO TAKE THE STEPS NECESSARY TO AMEND THE COMPANY'S GOVERNING DOCUMENTS TO GIVE HOLDERS IN THE AGGREGATE OF 10% OF THE OUTSTANDING COMMON STOCK THE POWER TO CALL A SPECIAL MEETING.	Against	Stockholder	Against	With

THE PROCTER & GAMBLE COMPANY

Ticker Symbol:PG	Cusip Number:742718-109
Record Date: 8/15/2014	Meeting Date: 10/14/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A-K	1A. ELECTION OF DIRECTOR: ANGELA F. BRALY 1B. ELECTION OF DIRECTOR: KENNETH I. CHENAULT 1C. ELECTION OF DIRECTOR: SCOTT D. COOK 1D. ELECTION OF DIRECTOR: SUSAN DESMOND-HELLMANN 1E. ELECTION OF DIRECTOR: A.G. LAFLEY 1F. ELECTION OF DIRECTOR: TERRY J. LUNDGREN 1G. ELECTION OF DIRECTOR: W. JAMES MCNERNEY, JR. 1H. ELECTION OF DIRECTOR: MARGARET C. WHITMAN 1I. ELECTION OF DIRECTOR: MARY AGNES WILDEROTTER 1J. ELECTION OF DIRECTOR: PATRICIA A. WOERTZ 1K. ELECTION OF DIRECTOR: ERNESTO ZEDILLO	For	Issuer	For	With
2	RATIFY APPOINTMENT OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With
3	APPROVE THE PROCTER & GAMBLE 2014 STOCK AND INCENTIVE COMPENSATION PLAN	For	Issuer	For	With
4	ADVISORY VOTE ON EXECUTIVE COMPENSATION (THE SAY ON PAY VOTE)	For	Issuer	For	With
5	SHAREHOLDER PROPOSAL - REPORT ON UNRECYCLABLE PACKAGING	Against	Stockholder	Against	With
6	SHAREHOLDER PROPOSAL - REPORT ON ALIGNMENT BETWEEN CORPORATE VALUES AND POLITICAL CONTRIBUTIONS	Against	Stockholder	Against	With

TILLY'S INC.

Ticker Symbol:TLYS	Cusip Number:886885-102
Record Date: 4/17/2015	Meeting Date: 6/10/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(1-8)	DIRECTOR 1) HEZY SHAKED 2) DOUG COLLIER 3) DANIEL GRIESEMER 4) SETH JOHNSON 5) JANET KERR 6) JASON NAZAR 7) BERNARD ZEICHNER	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF BDO USA, LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JANUARY 30, 2016.	For	Issuer	For	With

WAL-MART STORES, INC.

Ticker Symbol:WMT	Cusip Number:931142-103
Record Date: 4/10/2015	Meeting Date: 6/5/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(A-O)	1A. ELECTION OF DIRECTOR: AIDA M. ALVAREZ 1B. ELECTION OF DIRECTOR: JAMES I. CASH, JR. 1C. ELECTION OF DIRECTOR: ROGER C. CORBETT 1D. ELECTION OF DIRECTOR: PAMELA J. CRAIG 1E. ELECTION OF DIRECTOR: MICHAEL T. DUKE 1F. ELECTION OF DIRECTOR: TIMOTHY P. FLYNN 1G. ELECTION OF DIRECTOR: THOMAS W. HORTON 1H. ELECTION OF DIRECTOR: MARISSA A. MAYER 1I. ELECTION OF DIRECTOR: C. DOUGLAS MCMILLON 1J. ELECTION OF DIRECTOR: GREGORY B. PENNER 1K. ELECTION OF DIRECTOR: STEVEN S REINEMUND 1L. ELECTION OF DIRECTOR: KEVIN Y. SYSTROM 1M. ELECTION OF DIRECTOR: JIM C. WALTON 1N. ELECTION OF DIRECTOR: S. ROBSON WALTON 1O. ELECTION OF DIRECTOR: LINDA S. WOLF	For	Issuer	For	With
2	RATIFICATION OF ERNST & YOUNG LLP AS INDEPENDENT ACCOUNTANTS	For	Issuer	For	With
3	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION	For	Issuer	For	With
4	APPROVAL OF THE WAL-MART STORES, INC. STOCK INCENTIVE PLAN OF 2015	For	Issuer	For	With
5	REQUEST FOR ANNUAL REPORT ON RECOUPMENT OF EXECUTIVE PAY	Against	Stockholder	Against	With
6	PROXY ACCESS FOR SHAREHOLDERS	Against	Stockholder	Against	With
7	REPORT ON GREENHOUSE GAS EMISSIONS FROM INTERNATIONAL MARINE SHIPPING	Against	Stockholder	Against	With
8	REQUEST FOR ANNUAL REPORT REGARDING INCENTIVE COMPENSATION PLANS	Against	Stockholder	Against	With
9	INDEPENDENT CHAIRMAN POLICY	Against	Stockholder	Against	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COTTONWOOD MUTUAL FUNDS

By /s/Daniel T. Hart

* Daniel T. Hart

Trustee and Principal Executive Officer

Date: July 20, 2015

By /s/Greg Myers

* Greg Myers

Treasurer and Principal Financial Officer

Date: July 20, 2015

*Print the name and title of each signing officer under his or her signature.